Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net income	$ 51,314	$ 40,716
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	51,489	49,230
Stock-based compensation	3,199	3,901
Amortization included in interest expense	1,382	1,158
Gain on disposition of assets and investment	(11,327)	(1,836)
Loss on extinguishment of debt	3,142
Deferred tax benefit	(182)	(1,187)
Provision for doubtful accounts	1,709	1,672
(Increase) decrease in:
Receivables	(8,410)	(1,438)
Prepaid expenses	(22,936)	(22,926)
Other assets	(3,572)	(8,787)
(Increase) decrease in:
Trade accounts payable	720	1,714
Accrued expenses	(14,211)	(10,099)
Other liabilities	(780)	2,613
Net cash provided by operating activities	51,537	54,731
Cash flows from investing activities:
Acquisitions	(502,138)	(19,647)
Capital expenditures	(20,619)	(29,041)
Proceeds from disposition of assets and investments	5,196	4,414
Decrease in notes receivable	8	4
Net cash used in investing activities	(517,553)	(44,270)
Cash flows from financing activities:
Cash used for purchase of treasury stock	(6,204)	(6,099)
Net proceeds from issuance of common stock	7,909	15,529
Principal payments on long term debt	(3,755)	(3,755)
Payment on revolving credit facility	(125,000)	(35,000)
Proceeds received from revolving credit facility	280,000	92,000
Proceeds received from note offering	400,000
Proceeds received from senior credit facility term A-1 loan	300,000
Payment on senior credit facility term A-1 loan	(300,000)
Debt issuance costs	(9,017)
Distributions to non-controlling interest	(105)	(180)
Dividends/distributions	(72,825)	(65,314)
Net cash provided by (used in) financing activities	471,003	(2,819)
Effect of exchange rate changes in cash and cash equivalents	1,106	(1,131)
Net increase in cash and cash equivalents	6,093	6,511
Cash and cash equivalents at beginning of period	22,327	26,035
Cash and cash equivalents at end of period	28,420	32,546
Supplemental disclosures of cash flow information:
Cash paid for interest	31,893	30,869
Cash paid for foreign, state and federal income taxes	4,079	587
LAMAR MEDIA CORP [Member]
Cash flows from operating activities:
Net income	51,407	40,804
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	51,489	49,230
Stock-based compensation	3,199	3,901
Amortization included in interest expense	1,382	1,158
Gain on disposition of assets and investment	(11,327)	(1,836)
Loss on extinguishment of debt	3,142
Deferred tax benefit	(182)	(1,187)
Provision for doubtful accounts	1,709	1,672
(Increase) decrease in:
Receivables	(8,410)	(1,438)
Prepaid expenses	(22,936)	(22,926)
Other assets	(3,572)	(8,787)
(Increase) decrease in:
Trade accounts payable	720	1,714
Accrued expenses	(14,211)	(10,099)
Other liabilities	(19,225)	(14,065)
Net cash provided by operating activities	33,185	38,141
Cash flows from investing activities:
Acquisitions	(502,138)	(19,647)
Capital expenditures	(20,619)	(29,041)
Proceeds from disposition of assets and investments	5,196	4,414
Decrease in notes receivable	8	4
Net cash used in investing activities	(517,553)	(44,270)
Cash flows from financing activities:
Principal payments on long term debt	(3,755)	(3,755)
Payment on revolving credit facility	(125,000)	(35,000)
Proceeds received from revolving credit facility	280,000	92,000
Proceeds received from note offering	400,000
Proceeds received from senior credit facility term A-1 loan	300,000
Payment on senior credit facility term A-1 loan	(300,000)
Debt issuance costs	(9,017)
Distributions to non-controlling interest	(105)	(180)
Dividend to parent	(78,938)	(71,322)
Contributions from parent	26,170	32,028
Net cash provided by (used in) financing activities	489,355	13,771
Effect of exchange rate changes in cash and cash equivalents	1,106	(1,131)
Net increase in cash and cash equivalents	6,093	6,511
Cash and cash equivalents at beginning of period	21,827	25,535
Cash and cash equivalents at end of period	27,920	32,046
Supplemental disclosures of cash flow information:
Cash paid for interest	31,893	30,869
Cash paid for foreign, state and federal income taxes	$ 4,079	$ 587